Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes	The Group’s loss before income taxes consisted of:
	Six Months ended June 30,
(In thousands)	2020	2021
Non-PRC	(36,577)	(13,952)
PRC	(4,754)	(9,673)
Total	(41,331)	(23,625)

Schedule of Reconciliation of Income Tax Expenses

The reconciliations of the income tax expenses for the six months ended June 30, 2020 and 2021 were as follows:

	Six Months ended June 30,
(In thousands)	2020	2021
Loss before income tax	(41,331)	(23,625)
Income tax computed at statutory PRC income tax rate (25%)(i)	(10,333)	(5,906)
Differential income tax rates applicable to certain entities comprising the Group	9,023	2,169
Effect of tax holiday	441	950
Permanent differences(ii)	86	90
Change in valuation allowance	1,403	3,147
Accelerated deductions on research and development expenses(iii)	(583)	(454)
Income tax expenses/(credit)	37	(4)

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in the PRC.
(ii)	Permanent differences primarily represent non-deductible expenses.

6.	Taxation (Continued)
(a)	Income taxes (Continued)

(iii)

This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC. This tax incentive enables those subsidiaries to claim an additional tax deduction amounting to 75% of the qualified research and development expenses incurred.

Summary of Per Share Effect of Tax Holiday	The per share effect of the tax holiday are as follows:
	Six Months ended June 30,
(In thousands)	2020	2021
Effect of tax holiday	441	950
Per share effect – basic and diluted	0.00	0.00

Schedule of Components of Deferred Tax Assets	The components of the deferred tax assets are as follows:

	As of December 31,	As of June 30,
(In thousands)	2020	2021
Deferred tax assets
Net operating loss carryforwards	9,416	12,750
Accrued expenses and others	414	227
Less: valuation allowance	(9,830)	(12,977)
Net deferred tax assets	—	—

Summary of Movement of Valuation Allowance

Movement of valuation allowance

	As of December 31,	As of June 30,
(In thousands)	2020	2021
Balance at beginning of the period	7,095	9,830
Change of valuation allowance	2,735	3,147
Balance at end of the period	9,830	12,977